Consolidated Statements of Shareholders’ Equity and Cumulative Redeemable Preferred Shares - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Common shares	Common shares Cumulative Effect, Period of Adoption, Adjusted Balance	Preferred shares	Preferred shares Cumulative Effect, Period of Adoption, Adjusted Balance	Additional paid-in capital	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjusted Balance	Retained Earnings / (Deficit)	Retained Earnings / (Deficit) Cumulative Effect, Period of Adoption, Adjustment	Retained Earnings / (Deficit) Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated other comprehensive loss	Accumulated other comprehensive loss Cumulative Effect, Period of Adoption, Adjusted Balance	Series J cumulative redeemable
Beginning balance (in shares) at Dec. 31, 2020															0
Beginning balance at Dec. 31, 2020															$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Series J preferred shares issued (note 12(f) and 18(e)) (in shares)	12,000,000,000,000
Series J preferred shares issued (note 12(f) and 18(e))	$ 296,900
Ending balance (in shares) at Dec. 31, 2021															12,000,000
Ending balance at Dec. 31, 2021															$ 296,900
Beginning balance (in shares) at Dec. 31, 2020				246,277,338
Beginning balance (in shares) at Dec. 31, 2020						33,335,570,000,000
Beginning balance at Dec. 31, 2020	3,625,600			$ 2,100		$ 300		$ 3,842,700		$ (199,200)			$ (20,300)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	400,500									400,500
Other comprehensive income	1,200												1,200
Issuance of common shares from unissued acquisition related equity consideration (note 2) (in shares)				350,138
Issuance / (redemption) of preferred shares (note 18) (in shares)						(13,216,737,000,000)
Issuance / (redemption) of preferred shares (note 18)	(330,400)							(330,400)
Warrants for Fairfax Notes	3,000							3,000
Dividends on common shares	(126,300)									(126,300)
Dividends on preferred shares	(66,200)									(66,200)
Shares issued through dividend reinvestment program (in shares)				24,803
Shares issued through dividend reinvestment program	0							300		(300)
Share-based compensation expense (note 19) (in shares)				372,420
Share-based compensation expense (note 19)	10,200							11,200		(1,000)
Ending balance (in shares) at Dec. 31, 2021				247,024,699	247,024,699
Ending balance (in shares) at Dec. 31, 2021						20,118,833	20,118,833
Ending balance at Dec. 31, 2021	$ 3,517,600	$ (5,100)	$ 3,512,500	$ 2,100	$ 2,100	$ 300	$ 300	3,526,800	$ 3,526,800	7,500	$ (5,073)	$ 2,400	(19,100)	$ (19,100)
Ending balance (in shares) at Dec. 31, 2022	12,000,000														12,000,000
Ending balance at Dec. 31, 2022	$ 296,900														$ 296,900
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	622,300									622,300
Other comprehensive income	1,000												1,000
Issuance of common shares from unissued acquisition related equity consideration (note 2) (in shares)				92,444
Exercise of Warrants (note 18(f)) (in shares)				25,000,000
Exercise of Warrants (note 18(f))	201,300			$ 300				201,000
Cancellation of Holdback Shares (note 5(a))	(32,200)							(27,300)		(4,900)
Issuance of common shares related to release of Holdback Shares (note 5(a)) (in shares)				2,749,898
Dividends on common shares	(137,600)									(137,600)
Dividends on preferred shares	(60,800)									(60,800)
Shares issued through dividend reinvestment program (in shares)				27,586
Shares issued through dividend reinvestment program	(100)							300		(400)
Share-based compensation expense (note 19) (in shares)				6,670,845
Share-based compensation expense (note 19)	$ 22,500			$ 100		$ 0		23,400		(1,000)
Ending balance (in shares) at Dec. 31, 2022	281,565,472			281,565,472
Ending balance (in shares) at Dec. 31, 2022	20,118,833					20,118,833
Ending balance at Dec. 31, 2022	$ 4,128,900			$ 2,500		$ 300		3,724,200		420,000			(18,100)
Ending balance (in shares) at Dec. 31, 2023	12,000,000														12,000,000
Ending balance at Dec. 31, 2023	$ 296,900														$ 296,900
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	403,000									403,000
Other comprehensive income	1,000												1,000
Issuance of common shares from unissued acquisition related equity consideration (note 2) (in shares)				727,351
Issuance / (redemption) of preferred shares (note 18) (in shares)						(6,000,000)
Issuance / (redemption) of preferred shares (note 18)	(150,000)					$ (100)		(149,900)
Exercise of Warrants (note 18(f)) (in shares)				6,000,000
Exercise of Warrants (note 18(f))	78,700							78,700
Settlement of Exchangeable Notes	(29,400)							(29,400)
Adjustment to share-based compensation (note 19)	(11,600)							(11,600)
Shares retired upon Merger and capital contribution from Poseidon (note 1) (in shares)				(84,171,724)
Shares retired upon Merger and capital contribution from Poseidon (note 1)	245,700			$ (800)				246,500
Shares of Poseidon Merger Sub, Inc. becoming shares of Atlas Corp upon Merger (in shares)				1,000
Dividends on common shares	(194,600)									(194,600)
Dividends on preferred shares	(73,200)									(73,200)
Shares issued through dividend reinvestment program (in shares)				6,178
Shares issued through dividend reinvestment program	0							100		(100)
Share-based compensation expense (note 19) (in shares)				200,000
Share-based compensation expense (note 19)	$ 17,400							17,700		(300)
Ending balance (in shares) at Dec. 31, 2023	204,328,277			204,328,277
Ending balance (in shares) at Dec. 31, 2023	14,118,833					14,118,833									12,000,000
Ending balance at Dec. 31, 2023	$ 4,415,900			$ 1,700		$ 200		$ 3,876,300		$ 554,800			$ (17,100)